Debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Debt consisted of the following:

(In thousands)	June 30, 2021	December 31, 2020
Convertible notes	$160,000	$—
Other debt facilities (various maturities and interest rates)	23,147	—
Paycheck Protection Program loans	1,015	1,545
Provider Relief Funds	735	230
Seller notes	29,831	21,100

Total debt	214,728	22,875
Less: unamortized original issue discount and derivative liability	(69,110)	—

Total debt, net of unamortized original issued discount and derivative liability	145,618	22,875
Less: current portion of debt	(49,487)	(22,531)

Noncurrent portion of debt	$96,131	$344

Schedule of Long-term Debt Contractual Maturities
At June 30, 2021, long-term debt contractual maturities, excluding unamortized original issue discount, were as follows:

(In thousands)
Remaining 2021	$49,428
2022	120
2023	126
2024	131
2025	137
Thereafter	$164,786

Total	$214,728